PGIM Target Date 2050 Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 50.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	54,128	$720,989
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	132,782	5,182,466
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	107,725	1,108,487
		7,011,942
Fixed Income — 15.3%
PGIM Core Conservative Bond Fund (Class R6)	30,165	250,674
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	79,815	550,720
PGIM TIPS Fund (Class R6)	30,536	250,697
PGIM Total Return Bond Fund (Class R6)	91,289	1,058,953
		2,111,044
International Equity — 33.8%
PGIM Global Real Estate Fund (Class R6)	38,315	690,822
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	92,456	1,066,022
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	212,739	2,918,783
		4,675,627

Total Long-Term Investments (cost $12,269,726)		13,798,613

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $28,820)	28,820	28,820

TOTAL INVESTMENTS 100.1% (cost $12,298,546)(wa)		13,827,433
Liabilities in excess of other assets (0.1)%		(17,559)

Net Assets 100.0%		$13,809,874

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date Funds